UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck Funds

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2015 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 103.2%
United States Treasury Obligations: 96.6%
	United States Treasury Bills
$25,000,000	0.02%, 06/25/15 (b)	$24,999,400
30,000,000	0.03%, 05/28/15 (b)	29,998,765
25,000,000	0.03%, 06/04/15	24,999,550
12,000,000	0.03%, 05/07/15	11,999,652
30,000,000	0.03%, 04/02/15 (b)	29,999,975
19,000,000	0.03%, 06/11/15 (b)	18,999,525
25,000,000	0.03%, 07/23/15 (b)	24,997,250
65,000,000	0.05%, 06/18/15 (b)	64,998,570
		230,992,687

Number of Shares
Money Market Fund: 6.6%
15,869,204	AIM Treasury Portfolio - Institutional Class	15,869,204
Total Short-term Investments (Cost: $246,856,342)		246,861,891
Liabilities in excess of other assets: (3.2)%		(7,739,929)
NET ASSETS: 100.0%		$239,121,962

Total Return Swap Contracts – As of March 31, 2015, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$248,078,000	0.45%	04/01/15	(3.8)%	$(9,124,151)

(a)	Represents Consolidated SOI.
(b)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated in $50,997,982.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	93.6%	$230,992,687
Money Market Fund	6.4	15,869,204
	100.0%	$246,861,891

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments:
United States Treasury Obligations	$—	$230,992,687	$—	$230,992,687
Money Market Fund	15,869,204	—	—	15,869,204
Total	$15,869,204	$230,992,687	$—	$246,861,891
Other Financial Instruments:
Swap Contract	$—	$(9,124,151)	$—	$(9,124,151)

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

ve

Number of Shares		Value
COMMON STOCKS: 89.2%
Brazil: 6.1%
815,000	BB Seguridade Participacoes SA	$8,375,868
560,000	Estacio Participacoes SA	3,253,090
63,400	Guararapes Confeccoes SA	1,549,467
335,000	Localiza Rent a Car SA	3,810,218
387,000	Valid Solucoes SA	5,377,779
		22,366,422
China / Hong Kong: 27.4%
16,250	Baidu, Inc. (ADR) *	3,386,500
3,823,392	Beijing Capital International Airport Co. Ltd. #	3,753,454
5,450,000	Beijing Urban Construction Design & Development Group Co. Ltd. * # Reg S 144A	3,237,209
3,797,000	Boer Power Holdings Ltd. #	5,688,513
2,544,600	Brilliance China Automotive Holdings Ltd. #	4,878,936
2,048,000	CAR, Inc. * #	3,885,001
8,365,994	China Animal Healthcare Ltd. # §	5,611,393
5,379,000	China Hongqiao Group Ltd. #	3,222,164
3,407,000	China Medical System Holdings Ltd. #	5,256,156
3,439,000	China Singyes Solar Technologies Holdings Ltd. #	4,686,826
5,665,000	China South City Holdings Ltd. #	1,855,163
2,252,000	China Vanke Co. Ltd. * #	5,302,331
14,930,000	Chongqing Rural Commercial Bank Co. Ltd. #	9,640,214
8,000	EVA Precision Industrial Holdings Ltd. #	2,415
649,000	Great Wall Motor Co. Ltd. #	4,575,218
115,000	Hollysys Automation Technologies Ltd. (USD)	2,285,050
229,000	JD.com, Inc. (ADR) *	6,728,020
2,660,000	PICC Property & Casualty Co. Ltd. #	5,244,893
340,000	Ping An Insurance Group Co. of China Ltd. #	4,089,796
811,000	Techtronic Industries Co. #	2,744,638
317,500	Tencent Holdings Ltd. #	6,033,391
5,407,000	Wasion Group Holdings Ltd. #	6,530,278
316,000	Zhuzhou CSR Times Electric Co. Ltd. #	2,066,373
		100,703,932
India: 13.0%
611,000	Axis Bank Ltd. #	5,458,380
352,700	Glenmark Pharmaceuticals Ltd. #	4,413,321
202,600	HCL Technologies Ltd. #	3,172,704
606,700	LIC Housing Finance Ltd. #	4,238,123
730,000	Mundra Port & Special Economic Zone Ltd. #	3,592,101
221,800	Persistent Systems Ltd.	2,545,439
381,500	Phoenix Mills Ltd.	2,147,342
342,990	Strides Arcolab Ltd. #	6,452,301
818,400	Tech Mahindra Ltd.	8,259,685
262,160	VA Tech Wabag Ltd. #	3,421,494
309,000	Yes Bank Ltd. #	4,014,417
		47,715,307
Indonesia: 2.8%
7,503,000	Link Net Tbk PT *	3,428,713
4,550,200	Matahari Department Store Tbk PT #	6,842,656
		10,271,369
Kazakhstan: 0.8%
406,000	Halyk Savings Bank of Kazakhstan JSC (USD) Reg S	3,000,340
Malaysia: 0.4%
2,578,000	SapuraKencana Petroleum Bhd #	1,639,475
Mexico: 0.4%
720,000	Qualitas Controladora SAB de CV *	1,302,783
Nigeria: 1.2%
33,497,000	Guaranty Trust Bank Plc #	4,419,889
Panama: 1.3%
47,500	Copa Holdings SA (Class A) (USD)	4,796,075
Peru: 1.7%
45,200	Credicorp Ltd. (USD)	6,356,476
Philippines: 2.1%
4,074,000	Robinsons Retail Holdings, Inc.	7,655,839
Russia: 1.3%
24,740	Magnit PJSC #	4,834,034
Singapore: 1.0%
4,810,120	Ezion Holdings Ltd. #	3,754,855
South Africa: 5.3%
79,600	Aspen Pharmacare Holdings Ltd. * #	2,515,079
843,000	Life Healthcare Group Holdings Ltd. #	2,936,075
67,330	Naspers Ltd. #	10,327,808
238,000	Spar Group Ltd. #	3,695,877
		19,474,839
South Korea: 1.7%
13,488	CJ O Shopping Co. Ltd. #	2,781,748
15,365	Hyundai Mobis Co. Ltd. #	3,403,430
		6,185,178
Switzerland: 2.2%
400,000	Glencore Xstrata Plc (GBP) * #	1,688,695
124,400	Luxoft Holding, Inc. (USD) *	6,436,456
		8,125,151
Taiwan: 12.0%
1,000,000	Adlink Technology, Inc. #	2,557,939
6,572,000	Advanced Semiconductor Engineering, Inc. #	8,899,365
389,000	Catcher Technology Co. Ltd. #	4,068,244
1,307,000	CHC Healthcare Group #	2,616,367
118,000	Largan Precision Co. Ltd. #	10,144,214
384,000	Poya Co. Ltd. #	3,650,970
417,860	Sinmag Equipment Corp. #	2,463,983
2,069,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	9,615,802
		44,016,884
Thailand: 1.3%
111,000	Kasikornbank PCL #	780,489
579,000	Kasikornbank PCL (NVDR) #	4,071,200
		4,851,689
Turkey: 1.6%
180,000	BIM Birlesik Magazalar AS #	3,188,988
3,427,000	Turkiye Sinai Kalkinma Bankasi AS #	2,617,699
		5,806,687
United Arab Emirates: 1.2%
283,000	Al Noor Hospitals Group Plc (GBP)	4,265,190
United Kingdom: 3.3%
106,983	Bank of Georgia Holdings Plc #	2,744,254
113,000	Hikma Pharmaceuticals Plc #	3,556,535
812,346	Hirco Plc * # §	—
394,000	International Personal Finance Plc #	2,793,650
3,978,165	Raven Russia Ltd. * #	2,910,335
		12,004,774
United States: 1.1%
86,000	First Cash Financial Services, Inc. *	4,000,720
Total Common Stocks (Cost: $300,131,097)		327,547,908
PREFERRED STOCKS: 2.5%
Brazil: 1.8%
602,000	Itau Unibanco Holding SA	6,660,281
Colombia: 0.7%
260,000	Banco Davivienda SA	2,530,000
Total Preferred Stocks (Cost: $11,191,812)		9,190,281
REAL ESTATE INVESTMENT TRUST: 1.0% (Cost: $3,849,632)
Mexico: 1.0%
1,798,000	TF Administradora Industrial, S de RL de CV *	3,642,325
WARRANTS: 1.7%
Luxembourg: 1.7%
416,666	Deutsche Bank AG, London Branch, aXess Warrants (USD 0.0, expiring 09/27/16) * # (a)	2,851,383
420,000	Deutsche Bank AG, London Branch, aXess Warrants (USD 0.0, expiring 09/27/16) * # (b)	3,598,623
Total Warrants (Cost: $6,148,788)		6,450,006
MONEY MARKET FUND: 7.2% (Cost: $26,321,979)
26,321,979	AIM Treasury Portfolio - Institutional Class	26,321,979
Total Investments: 101.6% (Cost: $347,643,308)		373,152,499
Liabilities in excess of other assets: (1.6)%		(5,961,163)
NET ASSETS: 100.0%		$367,191,336

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $245,036,864 which represents 66.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,611,393 which represents 1.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,237,209, or 0.9% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	13.6%	$50,735,981
Consumer Staples	5.2	19,374,738
Energy	1.5	5,394,330
Financials	28.0	104,646,974
Health Care	10.1	37,622,417
Industrials	11.6	43,359,947
Information Technology	19.8	73,935,067
Materials	1.3	4,910,859
Telecommunication Services	0.9	3,428,713
Utilities	0.9	3,421,494
Money Market Fund	7.1	26,321,979
	100.0%	$373,152,499

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$22,366,422	$—	$—	$22,366,422
China / Hong Kong	12,399,570	88,304,362	—	100,703,932
India	12,952,466	34,762,841	—	47,715,307
Indonesia	3,428,713	6,842,656	—	10,271,369
Kazakhstan	3,000,340	—	—	3,000,340
Malaysia	—	1,639,475	—	1,639,475
Mexico	1,302,783	—	—	1,302,783
Nigeria	—	4,419,889	—	4,419,889
Panama	4,796,075	—	—	4,796,075
Peru	6,356,476	—	—	6,356,476
Philippines	7,655,839	—	—	7,655,839
Russia	—	4,834,034	—	4,834,034
Singapore	—	3,754,855	—	3,754,855
South Africa	—	19,474,839	—	19,474,839
South Korea	—	6,185,178	—	6,185,178
Switzerland	6,436,456	1,688,695	—	8,125,151
Taiwan	—	44,016,884	—	44,016,884
Thailand	—	4,851,689	—	4,851,689
Turkey	—	5,806,687	—	5,806,687
United Arab Emirates	4,265,190	—	—	4,265,190
United Kingdom	—	12,004,774	0	12,004,774
United States	4,000,720	—	—	4,000,720
Preferred Stocks*	9,190,281	—	—	9,190,281
Real Estate Investment Trust*	3,642,325	—	—	3,642,325
Warrants*	—	6,450,006	—	6,450,006
Money Market Fund	26,321,979	—	—	26,321,979
Total	$128,115,635	$245,036,864	$0	$373,152,499

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $4,137,573 and transfers from Level 2 to Level 1 were $14,490,061. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
United Kingdom
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2015	$0

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.8%
Bermuda: 2.6%
969,200	Golar LNG Ltd. (USD)	$32,254,976
4,114,600	Nabors Industries Ltd. (USD)	56,164,290
9,800	SeaDrill Ltd. (USD)	91,630
		88,510,896
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	—
Canada: 11.8%
231,906	Agnico-Eagle Mines Ltd.	6,443,308
716,100	Agnico-Eagle Mines Ltd. (USD)	20,007,834
602,200	Agrium, Inc. (USD)	62,791,394
2,465,900	Barrick Gold Corp. (USD)	27,026,264
7,010,600	Eldorado Gold Corp. (USD)	32,178,654
8,487,200	First Quantum Minerals Ltd.	102,860,937
5,349,900	Goldcorp, Inc. (USD)	96,940,188
7,139,600	New Gold, Inc. (USD) *	24,203,244
322,530	Osisko Gold Royalties Ltd.	4,262,881
5,555,987	Yamana Gold, Inc. (USD)	19,945,993
		396,660,697
Israel: 0.1%
144,900	SolarEdge Technologies, Inc. (USD) *	3,177,657
Kuwait: 0.1%
3,592,247	Kuwait Energy Plc * # § ø	3,896,854
Monaco: 0.4%
1,562,700	Scorpio Tankers, Inc. (USD)	14,720,634
Norway: 0.3%
879,000	SeaDrill Ltd. #	8,230,597
Switzerland: 4.9%
39,238,225	Glencore Xstrata Plc (GBP) * #	165,653,530
United Kingdom: 2.5%
1,276,000	Genel Energy Plc * #	8,886,198
7,735,920	Ophir Energy Plc * #	15,444,987
860,126	Randgold Resources Ltd. (ADR)	59,580,928
		83,912,113
United States: 74.1%
788,500	Advanced Drainage Systems, Inc.	23,607,690
1,519,700	Anadarko Petroleum Corp.	125,846,357
922,400	Antero Resources Corp. *	32,579,168
587,800	Baker Hughes, Inc.	37,372,324
344,000	Cameron International Corp. *	15,521,280
157,300	CF Industries Holdings, Inc.	44,622,864
1,290,300	Cimarex Energy Co.	148,500,627
2,465,900	Commercial Metals Co.	39,922,921
1,275,950	Concho Resources, Inc. *	147,908,124
3,913,800	Consol Energy, Inc.	109,155,882
487,400	CSX Corp.	16,142,688
458,800	Cummins, Inc.	63,608,032
1,376,300	Diamondback Energy, Inc. *	105,754,892
444,300	Dril-Quip, Inc. *	30,385,677
1,376,300	EOG Resources, Inc.	126,192,947
2,680,900	Freeport-McMoRan Copper & Gold, Inc.	50,803,055
845,900	Gulfport Energy Corp. *	38,835,269
2,623,600	Halliburton Co.	115,123,568
290,800	Helmerich & Payne, Inc.	19,794,756
1,648,700	Kinder Morgan, Inc.	69,344,322
2,948,600	Laredo Petroleum, Inc. *	38,449,744
3,741,900	Louisiana-Pacific Corp. *	61,778,769
2,236,500	Marathon Oil Corp.	58,395,015
358,400	Marathon Petroleum Corp.	36,696,576
1,089,475	Newfield Exploration Co. *	38,229,678
1,017,900	Parsley Energy, Inc. *	16,266,042
2,523,200	Peabody Energy Corp.	12,414,144
458,800	Phillips 66	36,061,680
845,900	Pioneer Natural Resources Co.	138,313,109
659,500	Royal Gold, Inc.	41,621,045
1,677,400	Schlumberger Ltd.	139,962,256
953,500	SemGroup Corp.	77,557,690
1,677,400	SM Energy Co.	86,688,032
1,798,200	Steel Dynamics, Inc.	36,143,820
3,449,400	SunEdison, Inc. *	82,785,600
2,365,600	Superior Energy Services, Inc.	52,847,504
143,400	Union Pacific Corp.	15,531,654
1,447,900	United States Steel Corp.	35,328,760
1,359,800	Valero Energy Corp.	86,510,476
258,000	Westmoreland Coal Co. *	6,904,080
1,189,900	Whiting Petroleum Corp. *	36,767,910
		2,496,276,027
Total Common Stocks (Cost: $3,177,849,269)		3,261,039,005
MONEY MARKET FUND: 3.5% (Cost: $117,349,346)
117,349,346	AIM Treasury Portfolio - Institutional Class	117,349,346
Total Investments: 100.3% (Cost: $3,295,198,615)		3,378,388,351
Liabilities in excess of other assets: (0.3)%		(9,509,429)
NET ASSETS: 100.0%		$3,368,878,922

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $202,112,166 which represents 6.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,896,854 which represents 0.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $3,896,854, or 0.1% of net assets.

Restricted securities held by the Fund as of March 31, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,672	$3,896,854	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.9%	$2,124,069,295
Industrials	3.5	118,890,064
Information Technology	2.5	85,963,257
Materials	27.6	932,116,389
Money Market Fund	3.5	117,349,346
	100.0%	$3,378,388,351

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$88,510,896	$—	$—	$88,510,896
Brazil	—	—	0	0
Canada	396,660,697	—	—	396,660,697
Israel	3,177,657	—	—	3,177,657
Kuwait	—	—	3,896,854	3,896,854
Monaco	14,720,634	—	—	14,720,634
Norway	—	8,230,597	—	8,230,597
Switzerland	—	165,653,530	—	165,653,530
United Kingdom	59,580,928	24,331,185	—	83,912,113
United States	2,496,276,027	—	—	2,496,276,027
Money Market Fund	117,349,346	—	—	117,349,346
Total	$3,176,276,185	$198,215,312	$3,896,854	$3,378,388,351

There were no transfers between levels during the period ended March 31, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2014	$0	$5,855,953
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	(1,959,099)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2015	$0	$3,896,854

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015:

	Value as of March 31, 2015	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$3,896,854	Market comparable companies	Production Multiple	43.4x	Increase
			Reserve multiple	6.2x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.1%
Australia: 5.8%
9,139,424	Evolution Mining Ltd. #	$5,874,862
29,307,420	Gold Road Resources Ltd. * #	7,798,457
12,095,118	Gryphon Minerals Ltd. * #	594,475
1,566,725	Newcrest Mining Ltd. * #	15,801,207
		30,069,001
Canada: 71.3%
460,300	Agnico-Eagle Mines Ltd.	12,789,039
784,000	Agnico-Eagle Mines Ltd. (USD)	21,904,960
994,000	Alamos Gold, Inc. (USD)	5,824,840
883,544	Alamos Gold, Inc. (USD) ø	5,177,568
1,760,000	Amarillo Gold Corp. (USD) *	55,584
2,516,875	Argonaut Gold, Inc. *	3,497,454
2,160,000	Argonaut Gold, Inc. ø	3,001,540
3,499,000	Asanko Gold, Inc. *	4,972,721
149,000	Asanko Gold, Inc. (USD) *	216,050
6,184,753	AuRico Gold, Inc. (USD)	17,131,766
9,939,701	B2Gold Corp. *	14,832,446
8,868,000	B2Gold Corp. (USD) *	13,479,360
782,000	Bear Creek Mining Corp. *	722,388
667,000	Bear Creek Mining Corp. (USD) *	640,320
948,000	Bear Creek Mining Corp. (USD) ø	910,080
4,483,000	Belo Sun Mining Corp. *	707,907
2,473,000	Castle Mountain Mining Co. Ltd. *	693,155
3,534,000	Continental Gold Ltd. *	5,385,196
726,000	Corvus Gold, Inc. *	401,247
1,825,000	Corvus Gold, Inc. (USD) *	1,042,075
129,000	Eastmain Resources, Inc. *	53,981
1,191,000	Eastmain Resources, Inc. (USD) *	475,924
1,839,000	Eastmain Resources, Inc. (USD) ø	734,864
2,634,461	Eldorado Gold Corp.	12,084,970
4,267,000	Eldorado Gold Corp. (USD)	19,585,530
791,000	Fortuna Silver Mines, Inc. *	2,985,259
34,000	Fortuna Silver Mines, Inc. (USD) *	130,560
546,000	Franco-Nevada Corp. (USD)	26,502,840
128,000	Gold Canyon Resources, Inc. *	21,728
3,000,000	Gold Canyon Resources, Inc. (USD) *	495,000
186,386	Goldcorp, Inc.	3,372,916
1,205,897	Goldcorp, Inc. (USD)	21,850,854
2,197,000	Guyana Goldfields, Inc. *	5,117,169
1,055,000	Guyana Goldfields, Inc. (USD) *	2,398,015
4,997,500	Integra Gold Corp. *	1,262,643
4,081,000	Klondex Mines Ltd. *	8,442,004
681,000	Lundin Gold, Inc. *	2,037,811
390,000	MAG Silver Corp. (USD) *	2,398,500
1,313,852	New Gold, Inc. *	4,408,726
3,068,630	New Gold, Inc. (USD) *	10,402,656
1,026,170	New Gold, Inc. (USD) ø	3,478,716
1,273,000	NovaGold Resources, Inc. (USD) *	3,768,080
9,816,375	Orezone Gold Corp. ‡ *	3,371,460
874,615	Osisko Gold Royalties Ltd.	11,559,792
2,080,500	Premier Gold Mines Ltd. *	4,024,496
633,000	Pretium Resources, Inc. *	3,188,615
616,000	Pretium Resources, Inc. (USD) *	3,104,640
1,686,000	Primero Mining Corp. (USD) *	5,782,980
7,145,000	Rio Alto Mining Ltd. *	17,600,884
8,874,000	Romarco Minerals, Inc. *	3,012,767
7,501,300	Roxgold, Inc. *	3,316,670
3,268,000	Rubicon Minerals Corp. *	2,967,273
163,000	Rubicon Minerals Corp. (USD) *	154,834
5,048,000	Sabina Gold & Silver Corp. *	1,375,042
4,594,000	Semafo, Inc. *	13,855,813
18,611	Silver Wheaton Corp.	353,544
1,294,375	Silver Wheaton Corp. (USD)	24,619,013
480,000	Sulliden Mining Capital, Inc. *	94,746
5,910,171	Timmins Gold Corp. *	4,059,728
10,819,000	Torex Gold Resources, Inc. *	8,969,208
1,945,430	Yamana Gold, Inc.	6,973,473
1,954,578	Yamana Gold, Inc. (USD)	7,016,935
		370,796,355
Mexico: 1.9%
970,000	Fresnillo Plc (GBP) #	9,795,888
South Africa: 0.5%
627,000	Gold Fields Ltd. (USD)	2,514,270
United Kingdom: 6.3%
11,150,600	Amara Mining Plc * #	2,309,013
6,213,500	Lydian International Ltd. (CAD) *	2,403,865
409,000	Randgold Resources Ltd. (ADR)	28,331,430
		33,044,308
United States: 9.3%
479,100	Royal Gold, Inc.	30,236,001
1,407,000	Tahoe Resources, Inc. (CAD) ø	15,419,178
232,000	Tahoe Resources, Inc. (CAD)	2,542,466
		48,197,645
Total Common Stocks (Cost: $595,270,214)		494,417,467

Fine Troy Ounces
COMMODITY: 3.3% (Cost: $18,213,923)
14,447	Gold Bullion *	17,109,747

Number of Shares
MONEY MARKET FUND: 2.3% (Cost: $11,739,569)
11,739,569	AIM Treasury Portfolio - Institutional Class	11,739,569
Total Investments: 100.7% (Cost: $625,223,706)		523,266,783
Liabilities in excess of other assets: (0.7)%		(3,485,593)
NET ASSETS: 100.0%		$519,781,190

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $42,173,902 which represents 8.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $28,721,946, or 5.5% of net assets.

Restricted securities held by the Fund as of March 31, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alamos Gold, Inc.	01/14/2013	883,544	$2,675,230	$5,177,568	1.0%
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	3,001,540	0.6
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	910,080	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	734,864	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	3,478,716	0.7
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	15,419,178	2.9
			$28,265,583	$28,721,946	5.5%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Commodity - Gold	3.3%	$17,109,747
Diversified Metals & Mining	0.5	2,639,811
Gold	80.8	422,723,710
Precious Metals & Minerals	3.9	20,605,426
Silver	9.3	48,448,520
Money Market Fund	2.2	11,739,569
	100.0%	$523,266,783

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value as of December 31, 2014	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2015
Gold Road Resources Ltd.	$6,385,449	$—	$588,111	$(90,490)	$—	$	—(a)
Orezone Gold Corp.	4,786,269	—	499,318	(696,803)	—		3,371,460
	$11,171,718	$—	$1,087,429	$(787,293)	$—		$3,371,460

(a)	Not an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$30,069,001	$—	$30,069,001
Canada	370,796,355	—	—	370,796,355
Mexico	—	9,795,888	—	9,795,888
South Africa	2,514,270	—	—	2,514,270
United Kingdom	30,735,295	2,309,013	—	33,044,308
United States	48,197,645	—	—	48,197,645
Commodity - Gold	17,109,747	—	—	17,109,747
Money Market Fund	11,739,569	—	—	11,739,569
Total	$481,092,881	$42,173,902	$—	$523,266,783

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 64.7%
13,798	Industrial Select Sector SPDR Fund	$769,514
5,098	iShares Core S&P Mid-Cap ETF	774,794
1,414	iShares S&P Mid-Cap 400 Value ETF	185,163
10,128	Materials Select Sector SPDR Fund	494,044
6,342	Vanguard Small-Cap ETF	777,276
Total Exchange Traded Funds (Cost: $2,984,616) (a)		3,000,791

Principal Amount
SHORT-TERM INVESTMENTS: 29.2%
Government Obligation: 21.6% (Cost: $999,997)
United States Treasury Bill
$1,000,000	0.02%,04/09/15	999,997

Number of Shares
Money Market Fund: 7.6% (Cost: $351,029)
351,029	AIM Treasury Portfolio - Institutional Class	351,029
Total Short-term Investments: 29.2% (Cost: $4,335,642)		1,351,026
Total Investments: 93.9% (Cost: $4,335,642)		4,351,817
Other assets less liabilities: 6.1%		284,953
NET ASSETS: 100.0%		$4,636,770
SECURITIES SOLD SHORT: (16.8)%
EXCHANGE TRADED FUND: (16.8)% (Proceeds: $(777,163))
(7,371)	iShares 1-3 Year Credit Bond ETF	(777,862)
Total Securities Sold Short (Proceeds: $(777,163))		$(777,862)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $2,329,022.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	68.9%	$3,000,791
Government	23.0	999,997
Money Market Fund	8.1	351,029
	100.0%	$4,351,817

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,000,791	$—	$—	$3,000,791
Short-term Investments
Government Obligations	—	999,997	—	999,997
Money Market Fund	351,029	—	—	351,029
Total	$3,351,820	$999,997	$—	$4,351,817

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(777,862)	$—	$—	$(777,862)

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 41.2%
Banks: 2.2%
1,771	Bank of Georgia Holdings Plc (GBP) #	$45,428
618	Credicorp Ltd.	86,909
8,226	ICICI Bank Ltd.	85,221
		217,558
Capital Goods: 1.3%
73,000	Boer Power Holdings Ltd. (HKD) #	109,366
22,340	Shenji Group Kunming Machine Tool Co. Ltd. (HKD) * #	12,627
		121,993
Diversified Financials: 1.1%
15,163	International Personal Finance Plc (GBP) #	107,513
Energy: 14.5%
1,655	Anadarko Petroleum Corp.	137,051
1,269	Cimarex Energy Co.	146,049
1,341	Concho Resources, Inc. *	155,449
1,940	Consol Energy, Inc.	54,107
2,357	Diamondback Energy, Inc. *	181,112
1,457	EOG Resources, Inc.	133,592
3,422	Halliburton Co.	150,157
1,047	Helmerich & Payne, Inc.	67,039
3,225	Kinder Morgan, Inc.	135,644
906	Pioneer Natural Resources Co.	148,140
1,571	Schlumberger Ltd.	131,084
		1,439,424
Food & Staples Retailing: 0.6%
1,046	Magnit OAO (GDR) Reg S	53,232
Food, Beverage & Tobacco: 0.0%
12	Tootsie Roll Industries, Inc.	406
Health Care Equipment & Services: 1.0%
6,653	Al Noor Hospitals Group Plc (GBP)	100,270
Insurance: 0.9%
8,700	BB Seguridade Participacoes SA	89,411
Materials: 13.3%
20,546	Alamos Gold, Inc.	120,400
36,348	AuRico Gold, Inc.	100,684
75,197	B2Gold Corp. *	114,299
72,533	Continental Gold Ltd. (CAD) *	110,528
23,330	Eldorado Gold Corp.	107,085
29,105	Fortuna Silver Mines, Inc. (CAD) *	109,843
5,911	Goldcorp, Inc.	107,107
48,467	Guyana Goldfields, Inc. (CAD) *	112,888
1,609	Randgold Resources Ltd. (ADR)	111,455
9,237	Tahoe Resources, Inc.	101,238
145,010	Torex Gold Resources, Inc. (CAD) *	120,217
29,203	Yamana Gold, Inc. (CAD)	104,679
		1,320,423
Pharmaceuticals, Biotechnology: 0.7%
698	BioMarin Pharmaceutical, Inc. *	69,214
Real Estate: 1.0%
42,100	China Vanke Co. Ltd. (HKD) * #	99,124
Retailing: 0.3%
4,300	JC Penney Co., Inc. *	31,433
Semiconductor: 0.8%
3,428	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	80,489
Software & Services: 1.9%
448	Baidu, Inc. (ADR) *	93,363
16	Equinix, Inc.	3,726
4,800	Tencent Holdings Ltd. (HKD) #	91,213
		188,302
Technology Hardware & Equipment: 0.9%
8,082	CDC Corp. Escrow Receipt * # §	2,586
1,000	Largan Precision Co. Ltd. #	85,968
153,480	Trident Microsystems, Inc. Escrow Receipt * # §	2,302
		90,856
Transportation: 0.7%
700	Copa Holdings SA (Class A)	70,679
Total Common Stocks (Cost: $4,352,794) (a)		4,080,327

Principal Amount
CORPORATE BONDS: 2.5%
Basic Materials: 0.0%
	Momentive Performance Materials, Inc.
$168,000	11.50%,12/01/16 (c) (d) *	2,520
Consumer, Cyclical: 0.0%
	Chukchansi Economic Development Authority
4,970	10.25%,05/30/16 (c) 144A	3,231
Financial: 2.5%
	Banco Cruzeiro do Sul SA
280,000	7.00%,07/08/13 (d) * # §	59,220
125,000	8.00%,09/17/12 (d) * # §	26,438
315,000	8.25%,01/20/16 (d) * # § Reg S	66,623
450,000	8.50%,02/20/15 (d) * # § Reg S	95,175
		247,456
Total Corporate Bonds (Cost: $414,424) (a)		253,207

Number of Shares
EXCHANGE TRADED FUNDS: 0.4%
293	Global X MSCI Nigeria ETF	2,452
732	Market Vectors ChinaAMC A-Share ETF ‡ *	38,569
Total Exchange Traded Funds (Cost: $28,604)		41,021
OPTIONS PURCHASED: 0.0% (Premiums Received: $667)
1,300	Mylan NV Put ($55, expiring 04/17/15)	728
MONEY MARKET FUND: 42.7% (Cost: $4,227,810)
4,227,810	AIM Treasury Portfolio - Institutional Class	4,227,810
Total Investments: 86.8% (Cost: $9,024,299)		8,603,093
Other assets less liabilities: 13.2%		1,305,062
NET ASSETS: 100.0%		$9,908,155
SECURITIES SOLD SHORT: (43.8)%
COMMON STOCKS: (1.7)%
Energy: (0.7)%
(1,047)	Helmerich & Payne, Inc.	(67,039)
Pharmaceuticals, Biotechnology: (0.7)%
(698)	BioMarin Pharmaceutical, Inc. *	(69,214)
Retailing: (0.3)%
(4,300)	JC Penney Co., Inc. *	(31,433)
Total Common Stocks (Proceeds: $(166,507))		(167,686)

Principal Amount
CORPORATE BONDS: (0.4)% (Proceeds: $(40,372))
Telecommunication Services: (0.4)%
Alaska Communications Systems Group, Inc.
$(42,000)	6.25%,05/01/18	(41,396)

Number of Shares
EXCHANGE TRADED FUNDS: (41.7)%
(21,221)	Energy Select Sector SPDR Fund	(1,646,325)
(293)	Global X MSCI Nigeria ETF	(2,452)
(28,262)	iShares MSCI Emerging Markets ETF	(1,134,154)
(1,372)	Market Vectors ChinaAMC A-Share ETF ‡ *	(72,291)
(45,999)	Market Vectors Gold Miners ETF ‡	(839,022)
(19,262)	Market Vectors Junior Gold Miners ETF ‡	(438,018)
Total Exchange Traded Funds (Proceeds: $(5,286,895))		(4,132,262)
Total Securities Sold Short (Proceeds: $(5,493,774))		$(4,341,344)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $7,288,293.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $803,583 which represents 8.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $252,344 which represents 2.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,231, or 0.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value as of December 31, 2014	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2015
Market Vectors ChinaAMC A-Share ETF(1)	$(32,713)	$87,597	$118,116	$(7,819)	$—	$(72,291)
Market Vectors ChinaAMC A-Share ETF	32,713	—	—	—	—	38,569
Market Vectors ChinaAMC China Bond ETF	—	170,227	171,802	1,575	—	—
Market Vectors Gold Miners ETF(1)	(974,655)	186,391	26,797	27,356	—	(839,022)
Market Vectors Junior Gold Miners ETF(1)	(521,459)	82,117	8,578	(14,399)	—	(438,018)
Market Vectors Semiconductor ETF(1)	(235,084)	236,436	1,010	1,471	—	—
Market Vectors Vietnam ETF	—	77,040	76,228	(812)	—	—
	$(1,731,198)	$839,808	$402,531	$7,372	$—	$(1,310,762)
(1)	Represents short position.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	0.4%	$31,433
Consumer Staples	0.6	53,638
Energy	16.7	1,439,424
Financials	6.0	513,606
Health Care	2.0	169,484
Industrials	2.2	192,672
Information Technology	4.2	359,647
Materials	15.4	1,320,423
Corporate Bonds	2.9	253,207
Exchange Traded Funds	0.5	41,021
Options Purchased	0.0	728
Money Market Fund	49.1	4,227,810
	100.0%	$8,603,093

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$172,130	$45,428	$—	$217,558
Capital Goods	—	121,993	—	121,993
Diversified Financials	—	107,513	—	107,513
Energy	1,439,424	—	—	1,439,424
Food & Staples Retailing	53,232	—	—	53,232
Food, Beverage & Tobacco	406	—	—	406
Health Care Equipment & Services	100,270	—	—	100,270
Insurance	89,411	—	—	89,411
Materials	1,320,423	—	—	1,320,423
Pharmaceuticals, Biotechnology	69,214	—	—	69,214
Real Estate	—	99,124	—	99,124
Retailing	31,433	—	—	31,433
Semiconductor	80,489	—	—	80,489
Software & Services	97,089	91,213	—	188,302
Technology Hardware & Equipment	—	85,968	4,888	90,856
Transportation	70,679	—	—	70,679
Corporate Bonds*	—	253,207	—	253,207
Exchange Traded Funds	41,021	—	—	41,021
Options Purchased	728	—	—	728
Money Market Fund	4,227,810	—	—	4,227,810
Total	$7,793,759	$804,446	$4,888	$8,603,093

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(167,686)	$—	$—	$(167,686)
Corporate Bonds*	—	(41,396)	—	(41,396)
Exchange Traded Funds	(4,132,262)	—	—	(4,132,262)
Total	$(4,299,948)	$(41,396)	$—	$(4,341,344)

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $4,442 and transfers from Level 2 to Level 1 were $154,458. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

	Common Stocks

	Long Positions
	Energy	Technology Hardware & Equipment
Balance as of December 31, 2014	$1,073	$7,090
Realized gain (loss)	(1,073)	—
Net change in unrealized appreciation (depreciation)	—	(2,202)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2015	$—	$4,888

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

	Principal Amount		Value
CORPORATE BONDS: 24.6%
Argentina: 2.8%
		YPF SA
USD	2,058,820	7.76%, 08/15/18 (f) Reg S	$2,089,702
	5,764,696	7.76%, 08/15/18 (f) Reg S	5,851,166
			7,940,868
British Virgin Islands: 0.6%
EUR	1,610,000	C10-EUR Capital SPV Ltd.
		6.28%, 06/30/17 (c)	1,634,520
Cayman Islands: 1.3%
USD	4,346,000	Odebrecht Finance Ltd.
		7.13%, 12/26/41 (c) Reg S	3,634,342
Colombia: 1.7%
	4,421,000	Bancolombia SA
		5.95%, 06/03/21	4,905,984
Mexico: 6.6%
	4,367,000	Alfa SAB de CV
		6.88%, 09/25/43 (c) Reg S	4,816,801
EUR	2,689,000	Cemex SAB de CV
		4.38%, 03/05/19 (c) 144A	2,902,191
USD	380,000	Corp. GEO, SAB de CV
		9.25%, 06/30/15 (c) (d) * Reg S	11,438
	6,512,000	Grupo Bimbo SAB de CV
		4.88%, 06/27/44 Reg S	6,658,064
	780,000	Kimberly-Clark de Mexico SAB de CV
		3.25%, 03/12/25 144A	785,749
	3,895,000	Mexichem SAB de CV
		5.88%, 09/17/44 Reg S	3,856,050
			19,030,293
Netherlands: 4.6%
		Petrobras Global Finance BV
EUR	500,000	3.25%, 04/01/19 Reg S	479,848
	2,899,000	3.75%, 01/14/21	2,758,678
	5,844,000	4.25%, 10/02/23	5,549,568
	1,750,000	4.75%, 01/14/25	1,695,617
	2,600,000	5.88%, 03/07/22	2,732,682
			13,216,393
Peru: 2.7%
		Banco de Credito del Peru
USD	4,316,000	4.25%, 04/01/23 Reg S	4,431,885
	2,188,000	9.75%, 11/06/19 (c) Reg S	2,670,454
	807,000	Consorcio Transmantaro SA
		4.38%, 05/07/23 Reg S	814,061
			7,916,400
United Kingdom: 0.7%
	2,066,000	Fresnillo Plc
		5.50%, 11/13/23 Reg S	2,169,300

Vietnam: 3.6%
	18,700,000	Debt and Asset Trading Corp.
		1.00%, 04/20/15 (c) Reg S	10,401,875
Total Corporate Bonds (Cost: $70,730,223)			70,849,975
FOREIGN GOVERNMENT OBLIGATIONS: 61.4%
Argentina: 8.0%
		Argentine Republic Government International Bond
EUR	3,245,000	2.26%, 12/31/38 (d)*	1,840,895
	2,331,120	7.82%, 12/31/33 (d)*	2,374,944
USD	7,269,000	City of Buenos Aires Argentina
		8.95%, 02/19/21 144A	7,596,105
		Provincia de Buenos Aires
EUR	725,000	3.00%, 05/01/20 (s) Reg S	606,105
USD	9,379,499	4.00%, 05/15/35 (s) Reg S	6,096,674
EUR	6,362,787	4.00%, 05/15/35 (s) Reg S	4,481,241
			22,995,964
Brazil: 8.0%
		Brazilian Government International Bond
USD	11,971,000	5.00%, 01/27/45	11,133,030
	9,113,000	8.25%, 01/20/34	11,846,900
			22,979,930
Chile: 2.1%
	6,216,000	Chile Government International Bond
		3.63%, 10/30/42	6,138,300

Hungary: 9.9%
		Hungary Government International Bond
EUR	8,056,000	3.88%, 02/24/20 Reg S	9,797,833
USD	3,700,000	5.38%, 03/25/24	4,157,875
EUR	1,208,000	6.00%, 01/11/19 Reg S	1,544,070
USD	8,972,000	7.63%, 03/29/41	13,018,354
			28,518,132
Israel: 2.4%
	6,348,000	Israel Government International Bond
		4.50%, 01/30/43	6,785,695

Mexico: 3.7%
EUR	5,558,000	Mexican Government International Bond
		3.00%, 03/06/45	6,236,208
USD	3,946,000	Mexico Government International Bond
		5.75%, 10/12/10	4,320,870
			10,557,078
Peru: 1.9%
	711,000	Peru Government International Bond
		5.63%, 11/18/50	872,753
	3,301,000	Peruvian Government International Bond
		7.35%, 07/21/25	4,505,865
			5,378,618
Philippines: 3.0%
	8,184,000	Philippine Government International Bond
		3.95%, 01/20/40	8,726,190

Poland: 5.7%
		Poland Government International Bond
EUR	3,826,000	3.00%, 01/15/24 Reg S	4,958,028
USD	4,613,000	4.00%, 01/22/24	5,088,139
EUR	4,229,000	5.25%, 01/20/25	6,479,808
			16,525,975
South Africa: 1.8%
	4,417,000	South Africa Government International Bond
		3.75%, 07/24/26	5,194,635

South Korea: 11.8%
		Republic of Korea
	3,566,000	2.13%, 06/10/24 Reg S	4,180,507
USD	9,404,000	3.88%, 09/11/23	10,460,539
	9,707,000	4.13%, 06/10/44	11,765,855
	5,847,000	5.63%, 11/03/25	7,457,848
			33,864,749
Vietnam: 3.1%
		Vietnam Government International Bond
	935,000	4.00%, 05/06/15 (c) (s)	943,181
	2,870,000	4.80%, 11/19/24 144A	3,002,738
	1,774,000	4.80%, 11/19/24 Reg S	1,856,048
	2,766,000	6.75%, 01/29/20 Reg S	3,146,325
			8,948,292
Total Foreign Government Obligations (Cost: $174,042,267)			176,613,558

Number of Shares
MONEY MARKET FUND: 8.7% (Cost: $25,067,028)
25,067,028	AIM Treasury Portfolio - Institutional Class	25,067,028
Total Investments: 94.7% (Cost: $269,839,518)		272,530,561
Other assets less liabilities: 5.3%		15,206,272
NET ASSETS: 100.0%		$287,736,833

EUR	Euro
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,286,783, or 5.0% of net assets.

As of March 31, 2015, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange for		Settlement Date	Unrealized Depreciation
State Street Bank And Trust Company	EUR	62,551,131	USD	67,267,881	4/13/2015	$(488,458)

EUR - Euro

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.2%	$6,025,350
Consumer, Non-cyclical	2.7	7,443,813
Diversified	1.8	4,816,801
Energy	7.8	21,157,261
Financial	8.2	22,410,198
Government	64.8	176,613,558
Industrial	3.0	8,182,491
Utilities	0.3	814,061
Money Market Fund	9.2	25,067,028
	100.0%	$272,530,561

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$70,849,975	$—	$70,849,975
Foreign Government Obligations*	—	176,613,558	—	176,613,558
Money Market Fund	25,067,028	—	—	25,067,028
Total	$25,067,028	$247,463,533	$—	$272,530,561

Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(488,458)	$—	$(488,458)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities' primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Closed-end publicly listed fund investments are valued at the official market closing price. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—The Board of Trustees has approved a Plan of Liquidation and Dissolution with respect to the Multi-Manager Alternatives Fund, pursuant to which the Fund is expected to be liquidated and dissolved on or about June 3, 2015.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of March 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$313,750,521	$5,788	$(66,894,418)	$(66,888,630)
Emerging Markets Fund	348,226,702	46,063,553	(21,137,756)	24,925,797
Global Hard Assets Fund	3,332,591,298	687,743,074	(641,946,021)	45,797,053
International Investors Gold Fund	688,121,411	108,945,782	(273,800,410)	(164,854,628)
Long/Short Equity Index Fund	4,338,264	16,660	(3,107)	13,553
Multi-Manager Alternatives Fund	9,306,774	236,010	(939,691)	(703,681)
Unconstrained Emerging Markets Bond Fund	270,205,850	4,695,526	(2,370,815)	2,324,711

ITEM 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 26, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 26, 2015